Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices

Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2017		2016
	Weighted average exercise price Cdn$	Number of options	Weighted average exercise price Cdn$	Number of options
At January 1,	7.55	28,896,035	9.97	25,519,434
Regular options granted	4.43	5,804,535	3.24	9,101,164
Exercised	3.22	(242,648)	-	-
Forfeited	13.44	(4,735,349)	11.49	(5,724,563)
At December 31,	6.04	29,722,573	7.55	28,896,035

Summary of Range of Exercise Prices of Outstanding Share Options

At December 31, 2017, 18,583,426 share purchase options (December 31, 2016 – 18,164,617) with a weighted average exercise price of Cdn$7.34 (December 31, 2016 – Cdn$9.64) had vested and were exercisable. Options outstanding are as follows:

	December 31, 2017
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$3.00 to $3.99	7,835,899	3.1	3.23	2,514,519	3.25
$4.00 to $4.99	5,842,935	4.1	4.43	33,333	4.23
$5.00 to $5.99	12,247	3.4	5.91	4,082	5.91
$6.00 to $6.99	6,916,166	2.1	6.66	6,916,166	6.66
$7.00 to $7.99	4,903,752	1.1	7.81	4,903,752	7.81
$8.00 to $8.99	45,405	0.3	8.19	45,405	8.19
$10.00 to $10.99	4,166,169	0.2	10.42	4,166,169	10.42

	29,722,573	2.3	6.04	18,583,426	7.34

Summary of Assumptions Used to Estimate the Fair Value of Options Granted

The assumptions used to estimate the fair value of options granted during the years ended December 31, 2017 and 2016 were:

	2017	2016

Risk-free interest rate (range) (%)	0.70 – 1.05	0.43
Expected volatility (range) (%)	60 – 65	55 – 63
Expected life (range) (years)	1.80 – 3.80	1.82 – 3.82
Expected dividends (CDN$)	0.02	0.02
Forfeiture rate (%)	11.0	11.0

Summary of Movements in Number of Share Options Outstanding

A summary of the status of the RSU plan and changes during the year is as follows:

	2017	2016
At January 1,	1,240,174	884,846
Granted	936,832	784,203
Redeemed	(349,842)	(335,339)
Forfeited	(121,068)	(93,536)
At December 31,	1,706,096	1,240,174